Share-Based Compensation - Restricted Stock Awards (Details) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2023	Nov. 23, 2022	Jun. 14, 2022	Feb. 28, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 31, 2023	May 31, 2022
Accrued Liabilities [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense capitalized									$ 250,000
Restricted Stock Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				12 months			4 years		4 years
Stock compensation expense					$ 120,891	$ 483,733	$ 241,782	$ 628,318	$ 1,301,599	$ 836,481
Unrecognized compensation expense related to unvested restricted share awards					70,848		$ 70,848		$ 312,631
Unrecognized compensation expense related to unvested restricted share awards recognized over a weighted-average period							1 month		1 year
Amount of fully vested stock with a fair market value				$ 250,000
Number of shares vested							46,054		121,419
Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock compensation expense					72,377	$ 381,829	$ 358,486	$ 381,829	$ 1,406,548	$ 0
Unrecognized compensation expense related to unvested restricted share awards					$ 344,680		$ 344,680
Unrecognized compensation expense related to unvested restricted share awards recognized over a weighted-average period							3 years 3 months 18 days
Amount of restricted shares with a fair market value			$ 48,077
Number of shares vested							99,052		248,741
Number of shares authorized			356,851								2,450,855	1,950,855
Number of shares granted			336,538				152,137		356,851
Minimum value obligation				$ 201,282					$ 74,359
RSUs cancelled		35,154							35,153
Cash bonus		$ 147,645
Restricted Stock Units | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense related to unvested restricted share awards recognized over a weighted-average period									2 months
Unrecognized compensation expense related to unvested restricted share awards									$ 333,332
Restricted Stock Units | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense related to unvested restricted share awards recognized over a weighted-average period									4 years
Unrecognized compensation expense related to unvested restricted share awards									$ 39,313
Restricted Stock Units | Officer
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	1 year
Number of shares vested	33,387
Restricted Stock Units | Vested immediately
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted			336,538
Restricted Stock Units | Vested immediately | Officer
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares vested			48,077
Restricted Stock Units | Vest in equal quarterly installments through February 28, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Amount of restricted shares with a fair market value			$ 288,461
Restricted Stock Units | Vest in equal quarterly installments through February 28, 2023 | Officer
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares vested			288,461